Equity Method Investments, Summarized Consolidated Financial Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	$ 172,733,284		$ 253,858,224
Non-current assets	530,076,213		543,518,697
Current liabilities	47,498,386		64,401,785
Non-current liabilities	22,847,002		$ 107,509,414
Revenue	38,285,812	$ 36,669,776
Net income	(17,008,587)	45,185,357
Total comprehensive income	11,972,650	$ 45,185,357
MPC Container Ships ASA [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	415,198,000
Non-current assets	1,035,675,000
Current liabilities	140,312,000
Non-current liabilities	431,343,000
Market value	699,390,000
Revenue	264,958,000
Net income	137,844,000
Total comprehensive income	$ 137,432,000